Share Capital - Estimated Fair Value of Options Granted, Weighted Average Assumptions (Detail) - Black-Scholes Model [Member]	12 Months Ended
Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk free rate	2.24%
Volatility	48.00%
Expected option life (in years)	6 years
Forfeiture rate	18.13%